PROPERTY, PLANT, AND EQUIPMENT - Depreciation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 6,999,084	$ 2,794,988
COGS
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	5,078,179	1,965,243
Expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 1,920,905	$ 829,745